Property, Plant And Equipment (Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified													12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Carrier Property [Member]	Dec. 31, 2011 Carrier Property [Member]	Dec. 31, 2012 Storage Tanks [Member]	Dec. 31, 2011 Storage Tanks [Member]	Dec. 31, 2012 Pipeline And Station Equipment [Member]	Dec. 31, 2011 Pipeline And Station Equipment [Member]	Dec. 31, 2012 Processing Equipment [Member]	Dec. 31, 2011 Processing Equipment [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Minimum [Member] Carrier Property [Member]	Dec. 31, 2012 Minimum [Member] Buildings [Member]	Dec. 31, 2012 Minimum [Member] Storage Tanks [Member]	Dec. 31, 2012 Minimum [Member] Pipeline And Station Equipment [Member]	Dec. 31, 2012 Minimum [Member] Processing Equipment [Member]	Dec. 31, 2012 Minimum [Member] Other [Member]	Dec. 31, 2012 Maximum [Member] Carrier Property [Member]	Dec. 31, 2012 Maximum [Member] Buildings [Member]	Dec. 31, 2012 Maximum [Member] Storage Tanks [Member]	Dec. 31, 2012 Maximum [Member] Pipeline And Station Equipment [Member]	Dec. 31, 2012 Maximum [Member] Processing Equipment [Member]	Dec. 31, 2012 Maximum [Member] Other [Member]
Property, Plant and Equipment [Line Items]
Construction work-in-progress	$ 247,571	$ 100,441
Land and rights-of-way	83,014	74,509
Buildings	37,672	36,152
Equipment					975,277	958,112	479,531	296,329	645,140	602,113
Other property, plant and equipment			1,835,265	1,915,688							105,080	97,140
Total	$ 4,408,550	$ 4,080,484
Estimated depreciable life, years													6 years	20 years	10 years	3 years	3 years	1 year	59 years	45 years	40 years	59 years	56 years	48 years